Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash	$ 832,971	$ 424,475	$ 15,698
Accounts receivable	19,241	158,008	0
Prepaid seeds	1,042,000	0
Prepayments and other current assets	75,447	33,096	168,874
Total current assets	1,969,659	615,579	184,572
Non-current assets:
Property and equipment	24,400	7,925	3,036
Accumulated depreciation	(3,040)	(1,234)	0
Property and equipment, net	21,360	6,691	3,036
Acquired Technology	1,635,300	1,635,300	0
Accumulatd amortization Acquired Technology	(136,275)	(81,765)	0
Acquired technology, net	1,499,025	1,553,535	0
Website development costs	5,315	5,315	5,315
Accumulated amortization Website development costs	(2,403)	(1,869)	(801)
Website development costs, net	2,912	3,446	4,514
Security deposit	15,000	15,000	15,000
Total assets	3,507,956	2,194,251	207,122
Current liabilities:
Accounts payable	1,157,298	948,073	237,288
Accounts payable - president and CEO	171,942	89,193	20,220
Accrued expenses	9,100	19,700	5,400
Accrued interest	69,531	21,627	15,521
Advances from president and significant stockholder	10,743	21,238	19,138
Convertible notes payable - net of discount	997,842	357,700	700,000
Current portion of derivative liability	0	0	0
Total current liabilities	2,416,456	1,457,531	997,567
Non-Current liabilities:
Derivative liability	456,513	486,113	0
Total non-current liabilities	456,513	486,113	0
Total liabilities	2,872,969	1,943,644	997,567
Stevia Corp stockholders' equity (deficit):
Preferred stock at $0.001 par value: 1,000,000 shares authorized;none issued or outstanding	0	0	0
Common stock at $0.001 par value	77,409	63,556	58,355
Additional paid-in capital	6,423,081	4,760,624	1,474,751
Accumulated deficit	(5,545,489)	(4,359,415)	(2,323,551)
Total Stevia Corp stockholders' equity (deficit)	955,001	464,765	(790,445)
Noncontrolling interest - retained earnings in consolidated subsidiaries	(320,014)	214,158
Non-controlling interest in subsidiary	(320,014)	214,158	0
Total Equity (Deficit)	634,987	250,607	(790,445)
Total Liabilities and Equity (Deficit)	$ 3,507,956	$ 2,194,251	$ 207,122